Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and accrued income [abstract]
Schedule of Prepaid Expenses

	December 31,
Description	2020	2019

Insurance premiums	49,428	47,506
Expenses with leased aircraft and engines	28,351	39,989
Guarantee commission	40,678	16,332
Other	36,085	57,792
Total	154,542	161,619
Current	136,350	139,403
Non-current	18,192	22,216